FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3

Trading securities	316	-	-
Total	316	-	-

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3

Trading securities	4,405	-	-
Total	4,405	-	-